Other Liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities
Other Liabilities

25. Other liabilities

The breakdown of Other liabilities is as follows:

	12/31/2020	12/31/2021

Sundry creditors	14,698	9,433
Cash balances undrawn	142	127
Accrued personnel obligations	3,584	4,059
Other obligations	2,248	3,421
Credit and debit card operation balances	2,446	2,838
	23,118	19,878